Document And Entity Information	3 Months Ended
	Dec. 25, 2011	Jan. 25, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Hutchinson Technology Incorporated
Document Type	S-1
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding		23,398,624
Amendment Flag	false
Entity Central Index Key	0000772897
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 25, 2011
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1